Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

July 18, 2024

Rebecca Marquigny

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 2233 (the “Fund”)

(File No. 333-278574) (CIK# 2015645)

Ms. Marquigny:

Transmitted herewith on behalf of Advisors Asset Management, Inc. (the “Sponsor”), depositor and principal underwriter of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the PEO PE Focus Strategy Portfolio, Series 2024-3Q, a unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on April 9, 2024. We received comments from the staff of the Commission in a letter from Rebecca A. Marquigny dated May 14, 2024, requesting that we make certain changes to the Registration Statement and filed an amendment to the Registration Statement in response to those comments on May 31, 2024. We received additional comments in a conversation between Matthew Wirig and Ms. Marquigny on July 9, 2024. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1. The comment noted the changes made in the Registration Statement in response to the staff’s comments 3 and 4 in their May 14, 2024 letter. The staff requested that the new section “Investment Summary—Principal Investment Strategy—The Trust” be added ahead of “Investment Summary—Principal Investment Strategy” and that additional disclosure be added to that section clarifying the trust’s investment period (including the Trust’s inception date and termination date), clarification on when and how the Trust’s distributions are made, clarify unitholder options at termination and certain information about rollovers, clarify that if an investor does not hold until its termination that it may not get the full benefit of the Trust’s investment strategy and amounts received may be more or less than if held to termination and to clarify that the portfolio is not managed and so its components are fixed even if the value of those components declines during the life of the Trust. The section has been moved and disclosure has been revised in accordance with the staff’s comment.

Comment 2. The comment noted the changes made in the Registration Statement in response to the staff’s comment 5 in their May 14, 2024 letter. The staff requested that additional disclosure be added clarifying the specific metrics upon which the Trust’s proprietary model relies on (e.g. payout ratio, cash flows, etc.). The Registration Statement has been updated in accordance with the staff’s comment. The staff also requested that the Sponsor and Portfolio Consultant clarify how LBO relevant market trends (e.g. interest rates and deal financing) impacts the Trust’s portfolio and how the Trust’s term aligns with typical holding periods for LBO funds and the potential impact to investors. The Sponsor notes that as disclosed in the Registration Statement, the Portfolio Consultant does not seek to implement a private equity LBO strategy but simply seeks to match the industry allocations of PE as of the Trust’s inception and to identify stocks with characteristics similar to those LBO funds look for. Disclosure has been added clarifying this in accordance with the staff’s comments.

Comment 3. The comment noted the footnote added to the Registration Statement in response to the staff’s comment 6 in their May 14, 2024 letter and expressed concern about the footnote and the related statement in the Registration Statement. The Sponsor has decided to remove the footnote and the related statement in response to the staff’s comment.

Comment 4. The comment noted the additional information added to the Registration Statement in response to the staff’s comment 7 in their May 14, 2024 letter. The comment requested that additional disclosure be added beyond the reference to section later in the prospectus. Additional disclosure has been added in accordance with the staff’s comment.

Comment 5. The comment noted the changes made in the Registration Statement in response to the staff’s comment 9 in their May 14, 2024 letter. The comment requested that the Sponsor consider adding “as of the trust’s inception date” to the end of the third sentence under “Investment Summary—Principal Investment Strategy”. Disclosure has been added in accordance with the staff’s comment.

Comment 6. The comment noted the additional language added to the Registration Statement in response to the staff’s comment 10 in their May 14, 2024 letter. The comment requested additional clarification on what the Sponsor means by “must be able to handle high levels of debt” under “Investment Summary—Principal Investment Strategy”. Additional disclosure has been added in accordance with the staff’s comment.

We have been advised that the Sponsor would like to activate the Fund as soon as practicable. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP